Stockholders’ Equity (Details) - $ / shares	Aug. 11, 2020	Dec. 31, 2020	Jun. 30, 2020
Stockholders’ Equity (Details) [Line Items]
Stock splits, description	On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in an aggregate of 3,018,750 shares of Class B common stock outstanding, including an aggregate of up to 393,750 shares of Class B common stock that were subject to forfeiture by the Sponsor, to the Company by the Initial Stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Initial Stockholders would collectively own 20% of the Company’s issued and outstanding common stock (excluding the Private Placement Shares) after the Initial Public Offering (excluding the Private Placement Shares).
Shareholders ownership, percentage	20.00%
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Class A common stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares outstanding		12,516,500
Common stock subject to possible outstanding shares		11,226,874
Common stock, shares outstanding		1,289,626
Class B common stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, share issued			2,875,000
Common stock, shares outstanding	3,018,750	3,018,750
Common stock subject to forfeiture	393,750
Shareholders ownership, percentage	20.00%